CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Operating revenue:
Operating revenue	¥ 9,865,811	$ 1,430,408	¥ 11,380,525	¥ 11,645,255
Operating cost:
Cost of sales	(2,066,804)	(299,658)	(1,759,956)	(1,907,508)
Funding cost	(518,069)	(75,113)	(457,615)	(589,837)
Processing and servicing cost (including collection service fee from related parties of RMB28,645 ,RMB20,493 and RMB16,177 for the years ended December 31, 2020, 2021 and 2022, respectively)	(1,875,292)	(271,892)	(1,858,901)	(1,413,212)
Provision for financing receivables	(437,477)	(63,428)	(401,104)	(779,235)
Provision for contract assets and receivables	(465,188)	(67,446)	(531,237)	(441,805)
Provision for contingent guarantee liabilities	(1,468,265)	(212,878)	(622,438)	(2,880,590)
Total operating cost	(6,831,095)	(990,415)	(5,631,251)	(8,012,187)
Gross profit	3,034,716	439,993	5,749,274	3,633,068
Operating expenses:
Sales and marketing expenses	(1,685,438)	(244,366)	(1,658,904)	(1,274,402)
Research and development expenses	(583,260)	(84,565)	(549,286)	(474,265)
General and administrative expenses	(431,571)	(62,572)	(470,661)	(451,284)
Total operating expenses	(2,700,269)	(391,503)	(2,678,851)	(2,199,951)
Change in fair value of financial guarantee derivatives, net	613,873	89,003	(458,846)	(707,442)
Change in fair value of loans at fair value	108,508	15,732	111,762	(47,282)
Interest expense, net	(55,636)	(8,066)	(63,125)	(77,542)
Investment loss	(33,944)	(4,921)	(4,160)	(61,271)
Others, net	61,321	8,891	113,480	146,029
Income before income tax expense	1,028,569	149,129	2,769,534	685,609
Income tax expense	(202,640)	(29,380)	(435,418)	(90,629)
Net income	825,929	119,749	2,334,116	594,980
Less: net income attributable to non-controlling interests	6,177	896	193
Net income/(loss) attributable to ordinary shareholders of the Company	¥ 819,752	$ 118,853	¥ 2,333,923	¥ 594,980
Net income per ordinary share attributable to ordinary shareholders of the Company
Diluted | ¥ / shares	¥ 2.21		¥ 5.73	¥ 1.56
Weighted average number of ordinary shares outstanding
Basic	348,048,245	348,048,245	368,460,867	364,733,164
Diluted	392,756,821	392,756,821	414,992,716	411,229,810
Share-based compensation expenses included in:
Share-based compensation expenses | ¥	¥ 156,320		¥ 187,884	¥ 198,825
Credit facilitation service income
Operating revenue:
Operating revenue	5,963,803	$ 864,670	6,955,810	7,525,581
Tech-empowerment service income
Operating revenue:
Operating revenue	1,845,943	267,637	2,762,995	2,186,746
Installment e-commerce platform service
Operating revenue:
Operating revenue	2,056,065	298,101	1,661,720	1,932,928
Processing and servicing cost
Share-based compensation expenses included in:
Share-based compensation expenses	5,179	751	9,968	11,391
Sales and marketing expenses
Share-based compensation expenses included in:
Share-based compensation expenses	23,142	3,355	30,508	32,486
Research and development expenses
Share-based compensation expenses included in:
Share-based compensation expenses	30,386	4,406	39,413	46,116
General and administrative expenses
Share-based compensation expenses included in:
Share-based compensation expenses	¥ 97,613	$ 14,153	¥ 107,995	¥ 108,832
Ordinary shares
Net income per ordinary share attributable to ordinary shareholders of the Company
Basic | (per share)	¥ 2.36	$ 0.34	¥ 6.33	¥ 1.63
Diluted | (per share)	2.21	0.32	5.73	1.56
ADS
Net income per ordinary share attributable to ordinary shareholders of the Company
Basic | (per share)	4.71	0.68	12.67	3.26
Diluted | (per share)	¥ 4.41	$ 0.64	¥ 11.46	¥ 3.13
Guarantee income | Credit facilitation service income
Operating revenue:
Operating revenue	¥ 1,453,180	$ 210,691	¥ 774,544	¥ 2,319,693
Financing income | Credit facilitation service income
Operating revenue:
Operating revenue	2,024,096	293,466	1,732,922	1,418,892
Loan facilitation and servicing fees-credit oriented | Credit facilitation service income
Operating revenue:
Operating revenue	¥ 2,486,527	$ 360,513	¥ 4,448,344	¥ 3,786,996